Provision for post-employment benefits - Sensitivity Analysis of Significant Actuarial Assumptions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Discount rate [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ (13.1)	£ (13.3)
Increase/(decrease) in benefit obligation, due to decrease in assumption	13.8	14.1
Discount rate [member] | North America [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(9.9)	(10.9)
Increase/(decrease) in benefit obligation, due to decrease in assumption	10.2	11.2
Discount rate [member] | Western Continental Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(9.2)	(10.1)
Increase/(decrease) in benefit obligation, due to decrease in assumption	9.8	10.6
Discount rate [member] | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(0.6)	(0.6)
Increase/(decrease) in benefit obligation, due to decrease in assumption	£ 0.6	£ 0.6
Rate of increase in salaries [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Rate of increase in salaries [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption		£ 0.2
Increase/(decrease) in benefit obligation, due to decrease in assumption		(0.2)
Rate of increase in salaries [member] | North America [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 0.1
Increase/(decrease) in benefit obligation, due to decrease in assumption	(0.1)
Rate of increase in salaries [member] | Western Continental Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	1.5	1.4
Increase/(decrease) in benefit obligation, due to decrease in assumption	(1.5)	(1.4)
Rate of increase in salaries [member] | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	0.6	0.6
Increase/(decrease) in benefit obligation, due to decrease in assumption	£ (0.6)	£ (0.6)
Rate of increase in pensions in payment [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Rate of increase in pensions in payment [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 2.4	£ 2.3
Increase/(decrease) in benefit obligation, due to decrease in assumption	(1.9)	(2.3)
Rate of increase in pensions in payment [member] | Western Continental Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	6.2	6.8
Increase/(decrease) in benefit obligation, due to decrease in assumption	£ (5.8)	£ (6.4)
Life expectancy [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, increase in longevity	1 year	1 year
Life expectancy [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 16.9	£ 17.7
Life expectancy [member] | North America [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	6.0	6.2
Life expectancy [member] | Western Continental Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 7.0	£ 7.4